Share-Based Compensation - Summary Of Share-Based Compensation Expense, By Expense Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 62,500	$ 73,400	$ 4,506	$ 70,200	$ 3,735
General and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	54,800	69,200		70,200
Restructuring and other
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 7,700	$ 4,200		$ 0